Income and other taxes - Schedule of Components of Income and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income from operations before taxes	$ 726,227	$ 1,034,428
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 196,081	$ 279,296
Effects of different foreign statutory tax rates	40,067	54,294
Change due to foreign exchange	28,261	(23,718)
Withholding and other taxes	28,249	13,682
Non-deductible expenditures	24,356	29,499
Change in income tax rates	(20,143)	0
Benefit of tax incentives	(16,544)	(19,185)
Use of losses and temporary differences not previously recognized	(10,481)	0
Future withholding tax	(3,300)	24,300
Non-taxable portions of gains	(4,754)	(3,073)
Losses for which no tax benefit has been recorded	1,876	4,487
Change in accruals for tax audits	1,200	2,757
Amounts under (over) provided for in prior years	534	(324)
Income tax expense	265,402	362,015
Current income tax, withholding and other taxes	270,669	309,913
Deferred income tax recovery (expense) (Note 16)	$ 5,267	$ (52,102)